Other comprehensive income	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other comprehensive income
29. Other comprehensive income

						2023
	Attributable to equity holders of the company
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total	Non- controlling interest	Total
Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	(176)	–	(176)	(1)	(177)

Currency translation adjustment disposed	–	(122)	–	(122)	–	(122)

Attributable tax	–	–	–	–	–	–

Items that are not reclassified to the income statement

Fair value gain on other financial assets	1	–	–	1	–	1

Attributable tax	–	–	–	–	–	–

Remeasurement of retirement benefit obligations	–	–	(85)	(85)	–	(85)

Attributable tax	–	–	20	20	–	20
Other comprehensive income/(expense) for the year	1	(298)	(65)	(362)	(1)	(363)

						2022
	Attributable to equity holders of the company
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total	Non- controlling interest	Total

Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	328	–	328	2	330

Currency translation adjustment disposed	–	(5)	–	(5)	–	(5)

Attributable tax	–	–	4	4	–	4

Items that are not reclassified to the income statement

Fair value gain on other financial assets	18	–	–	18	–	18

Attributable tax	–	–	1	1	–	1

Remeasurement of retirement benefit obligations	–	–	54	54	–	54

Attributable tax	–	–	(12)	(12)	–	(12)
Other comprehensive income/(expense) for the year	18	323	47	388	2	390

						2021
	Attributable to equity holders of the company
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total	Non- controlling interest	Total

Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	(6)	–	(6)	–	(6)

Currency translation adjustment disposed	–	4	–	4	–	4

Attributable tax	–	–	10	10	–	10

Items that are not reclassified to the income statement

Fair value gain/(loss) on other financial assets	4	–	–	4	–	4

Attributable tax	–	–	(1)	(1)	–	(1)

Remeasurement of retirement benefit obligations	–	–	149	149	–	149

Attributable tax	–	–	(61)	(61)	–	(61)
Other comprehensive income/(expense) for the year	4	(2)	97	99	–	99
The capital redemption reserve reflects the nominal value of shares cancelled in the Group’s share buyback programme. The fair value reserve arises on revaluation of other financial assets. The translation reserve includes exchange differences arising from the translation of the net investment in foreign operations and of borrowings and other currency instruments designated as hedges of such investments.